Document and Entity Information	Jul. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001693011
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 01, 2025
Entity Registrant Name	INOZYME PHARMA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39397
Entity Tax Identification Number	38-4024528
Entity Address, Address Line One	321 Summer Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(857)
Local Phone Number	330-4340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	INZY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false